UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: September 30, 2008

  Check here if Amendment [ ]; Amendment Number: _____ This Amendment
    (Check only one.):                           [ ] is a restatement.
                                                 [ ] adds new holdings entries.


  Institutional Investment Manager Filing this Report:

  Name:     Toscafund Asset Management LLP


  Address:  7th Floor, 90 Long, Acre, London, WC2E 9RA


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:
  Name: Nichola Jane Wood
  Title: Compliance Officer/Partner
   Phone: +44 207 845 6100
  Signature, Place, and Date of Signing



  /s/ Nichola J Wood
  ______________________________________

  London, December, 12th, 2008

  Report Type (Check only one.):


  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



  List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


        Form 13F File Number            Name

        28-_______________________
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


  Report Summary:


  Number of Other Included Managers: None

  Form 13F Information Table Entry Total: 4

  Form 13F Information Table Value Total: 183,494
                                                    (thousands)


  List of Other Included Managers:


  Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.         Form 13F File Number                 Name

        _____       28-

        [Repeat as necessary.]

                                                      FORM 13F INFORMATION TABLE

    ----------------- -------- --------- -------- ------------------------------- ------------ ----------- -------------------------
         COLUMN 1     COLUMN 2 COLUMN 3  COLUMN 4            COLUMN 5              COLUMN 6    COLUMN 7            COLUMN 8
    ----------------- -------- --------- -------- ------------------------------- ------------ ----------- -------------------------
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- -------------------------
      NAME OF ISSUER  TITLE OF   CUSIP     VALUE  SHRS OR PRN AMT SH/PRN PUT/CALL  INVESTMENT     OTHER          VOTING AUTHORITY
                        CLASS            (x$1000)                                  DISCRETION    MANGERS
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- -------------------------
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
                                                                                                              SOLE     SHARED   NONE
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
    PHOENIX COMPANIES    COM   71902E109  97,794     10,583,818                       SOLE        NONE     10,583,818
           INC
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
      SARA LEE CORP      COM   803111103    145        11,500                         SOLE        NONE       11,500
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
    SOVEREIGN BANCORP    COM   845905108  76,651     19,405,502                       SOLE        NONE     19,405,502
           INC
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----
    WASHINGTON MUTUAL    COM   939322103   8,902    108.571.428                       SOLE        NONE     108,571,428
           INC
    ----------------- -------- --------- -------- --------------- ------ -------- ------------ ----------- ----------- ------- -----